Operating Segments (Schedule of Fixed Assets, Net from Company's Operation) (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Fixed assets	€ 114,389	€ 87,220
Israel [Member]
Disclosure of geographical areas [line items]
Fixed assets	19	17
Netherland [Member]
Disclosure of geographical areas [line items]
Fixed assets	17,043	17,464
Italy [Member]
Disclosure of geographical areas [line items]
Fixed assets		44,986
Spain [Member]
Disclosure of geographical areas [line items]
Fixed assets	€ 109,545	€ 24,753